INCOME TAX - Additional Information (Details)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	17.00%	14.00%